Consolidated Balance Sheets ¥ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 5,744,078	$ 6,110,693	[1]
Accounts receivable, net of allowance for doubtful accounts of $76,462 and $15,477, respectively	2,137,711	4,062,343
Prepaid expenses	29,031	23,346
Other receivables	98,594	92,168
Total Current Assets	8,009,414	10,288,550
Property and equipment, net	49,012	65,703
Other Assets
Deferred tax assets	15,382	24,890
Operating lease assets, net	224,127	319,828
Receivable from related parties	71,035
Other receivable - long term		53,794
Total Other Assets	310,544	398,512
Total Assets	8,368,970	10,752,765
Current Liabilities:
Accounts payable and accrued liabilities	1,028,210	1,147,530
VAT and other taxes payable	136,126	207,352
Deferred income	23,091	18,780
Operating lease liabilities, current	162,735	102,056
Total Current Liabilities	1,350,162	1,475,718
Long-term operating lease liabilities	61,392	161,559
Total Liabilities	1,411,554	1,637,277
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,675,216 and 11,675,216 shares issued and outstanding as of December 31, 2021 and 2020, respectively	11,675	11,675
Additional paid in capital	6,845,394	6,845,394
Statutory reserve	327,140	327,140
Retained earnings	(282,791)	2,142,657
Accumulated other comprehensive loss	62,903	(37,558)
Total MDJM Ltd stockholders' equity	6,964,321	9,289,308
Noncontrolling interest	(6,905)	(173,820)
Total Liabilities and Equity	$ 8,368,970	$ 10,752,765

[1]	$647 was removed from opening balance in 2021 resulted from deconsolidation